Earnings for the year - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Commodity price risk [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	$ 27	$ 123
Percentage of reasonably possible increase in unobservable input, assets	10.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	$ 239
Percentage of decrease in commodity price	10.00%
Foreign exchange risk [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	$ 45
Hedging instrument, assets		$ 8
Foreign exchange risk [member] | Australia [member]
Disclosure of detailed information about hedging instruments [line items]
Percentage of increase in the exchange rate	10.00%	12.00%
Percentage of decrease in the exchange rate	(10.00%)	(12.00%)